S000097969 [Member] Expense Example, No Redemption - Man Active Trend Enhanced ETF - Man Active Trend Enhanced ETF	Dec. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 99
Expense Example, No Redemption, 3 Years	$ 308